Land use right, net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
ZHEJIANG TIANLAN [Member] | Land Use Rights
Amortization expense	¥ 148	¥ 149	$ 180